Treasury shares	12 Months Ended
Dec. 31, 2022
Treasury shares
Treasury shares

25. Treasury shares

On January 16, 2020, the Board of Directors of the Company authorized to implement a share repurchase program to repurchase from time to time of up to US$400 million worth of ADSs, each representing one Class A ordinary share, par value $0.0001 per share, of the Company over a period of 24 months starting from April 2019.

In 2020, the Company repurchased an aggregate of 1,495,291 ADSs, representing 1,495,291 Class A ordinary shares, at an average price of $1.510 per ADS, for US$2,258,112 (RMB 15,528,092).

25. Treasury shares - continued

The amount of treasury shares as of December 31, 2020, 2021 and 2022 was 371,551,131, 346,320,584 and 486,954,953 shares, respectively.

On June 11, 2022, the Board of Directors of the Company authorized to implement a share repurchase program to repurchase from time to time of up to US$200 million worth of ADSs, each representing one Class A ordinary share, par value US$ 0.0001 per share, of the Company over a period of 24 months starting from July 2022.

As of December 31, 2022, the Company repurchased an aggregate of 105,309,388 ADSs, representing 105,309,388 Class A ordinary shares under the share repurchase program, at an average price of $5.654 per ADS, for US$ 595,447,163 (RMB 4,080,022,764). As of December 31, 2022, 71,645,824 shares were canceled, and 1,113,837 shares were used for exercise of share options. The remaining balance of treasury shares represents 32,549,727 Class A ordinary shares, at an average price of US$2.154 per ADS, for US$ 69,775,108 (RMB 481,582,245). These shares were recorded at their purchase cost on the consolidated balance sheets and have not been cancelled as of December 31, 2022.